Share Capital - Schedule of Share Capital (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of share capital [line items]
Beginning balance , shares	2,894,970
Beginning balance	$ (18,437,617)	$ 2,512,440
Shares issued under FPA agreement, shares	99,793
Shares issued under FPA agreement		$ 1,943,046
Shares issued for cash, shares	335,311
Shares issued in relation to the SEPA, shares	1,495,157
Shares issued in relation to the SEPA	$ 4,244,759
Shares issued to employee, shares	23,606
Transfer from share premium in connection with the RSS (see note 4), shares	77,874
Ending balance, shares	4,926,711	2,894,970
Ending balance	$ (22,516,405)	$ (18,437,617)
Share Capital
Disclosure of share capital [line items]
Beginning balance	5,790	940
Shares issued under FPA agreement	200	243
Shares issued for cash	671
Shares issued in relation to the SEPA	2,990
Shares issued to employee	47
Transfer from share premium in connection with the RSS (see note 4)	155
Ending balance	9,853	5,790
Share Premium
Disclosure of share capital [line items]
Beginning balance	120,966,057	8,994,292
Shares issued under FPA agreement	887,791	1,942,803
Shares issued for cash	1,125,329
Shares issued in relation to the SEPA	4,241,769
Shares issued to employee	190,203
Transfer from share premium in connection with the RSS (see note 4)	(155)
Ending balance	$ 127,410,994	$ 120,966,057